Property, equipment, intangible assets and leases - Summary of property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 449,956	R$ 373,362	R$ 310,894	R$ 313,964
Additions other than through business combinations, property, plant and equipment	144,808	66,004	44,563
Acquisitions through business combinations, property, plant and equipment		39,533
Impairment loss recognised in profit or loss, property, plant and equipment	(14,325)	(1,277)	(1,179)
Increase (decrease) through transfers, property, plant and equipment	0	0	(15,018)
Increase (decrease) through net exchange differences, property, plant and equipment	(35)	856	444
Gains (losses) on disposals of property, plant and equipment	10,000
Depreciation, property, plant and equipment	R$ (43,854)	R$ (42,648)	(30,992)
Long-term growth rate utilized in the impairment test of goodwill	3.60%
Average pre-tax discount rate applied to cash flow projections	14.50%	13.85%
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 629,099	R$ 558,877	403,386
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(179,143)	(185,515)	(92,492)
Data Processing Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	45,280	67,920	50,054	57,931
Additions other than through business combinations, property, plant and equipment	5,311	9,124	10,775
Acquisitions through business combinations, property, plant and equipment		35,945
Impairment loss recognised in profit or loss, property, plant and equipment	(67)	(1,059)	0
Increase (decrease) through transfers, property, plant and equipment	(8,069)	0	101
Increase (decrease) through net exchange differences, property, plant and equipment	82	779	(21)
Gains (losses) on disposals of property, plant and equipment	0
Depreciation, property, plant and equipment	(19,897)	(26,923)	(18,774)
Data Processing Systems [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	133,339	178,361	101,101
Data Processing Systems [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(88,059)	(110,441)	(51,047)
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	32,034	24,535	14,707	18,221
Additions other than through business combinations, property, plant and equipment	5,186	11,328	152
Acquisitions through business combinations, property, plant and equipment		1,881
Impairment loss recognised in profit or loss, property, plant and equipment	(30)	(158)	0
Increase (decrease) through transfers, property, plant and equipment	7,088	1,501	41
Increase (decrease) through net exchange differences, property, plant and equipment	(101)	16	58
Gains (losses) on disposals of property, plant and equipment	0
Depreciation, property, plant and equipment	(4,644)	(4,740)	(3,649)
Fixtures and fittings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	54,916	46,815	31,291
Fixtures and fittings [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(22,882)	(22,280)	(16,584)
Security Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19,066	3,318	2,139	690
Additions other than through business combinations, property, plant and equipment	524	728	1,542
Acquisitions through business combinations, property, plant and equipment		94
Impairment loss recognised in profit or loss, property, plant and equipment	(20)	(8)	0
Increase (decrease) through transfers, property, plant and equipment	19,034	624	0
Increase (decrease) through net exchange differences, property, plant and equipment	0	1	0
Gains (losses) on disposals of property, plant and equipment	0
Depreciation, property, plant and equipment	(3,790)	(260)	(93)
Security Systems [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	29,752	4,490	2,557
Security Systems [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(10,686)	(1,172)	(418)
Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	140,157	46,022	34,123	39,200
Additions other than through business combinations, property, plant and equipment	455	338	245
Acquisitions through business combinations, property, plant and equipment		797
Impairment loss recognised in profit or loss, property, plant and equipment	0	(52)	0
Increase (decrease) through transfers, property, plant and equipment	105,807	18,041	104
Increase (decrease) through net exchange differences, property, plant and equipment	(136)	60	407
Gains (losses) on disposals of property, plant and equipment	0
Depreciation, property, plant and equipment	(11,991)	(7,285)	(5,019)
Facilities [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	183,728	90,191	54,553
Facilities [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(43,571)	(44,169)	(20,430)
Fixed assets in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	189,913	204,621	179,485	164,096
Additions other than through business combinations, property, plant and equipment	133,332	44,486	31,849
Acquisitions through business combinations, property, plant and equipment		816
Impairment loss recognised in profit or loss, property, plant and equipment	(14,208)	0	(1,179)
Increase (decrease) through transfers, property, plant and equipment	(123,860)	(20,166)	(15,264)
Increase (decrease) through net exchange differences, property, plant and equipment	120	0	0
Gains (losses) on disposals of property, plant and equipment	10,000
Depreciation, property, plant and equipment	(92)	0	(17)
Fixed assets in progress [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	192,965	204,621	179,485
Fixed assets in progress [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,052)	0	0
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	23,506	26,946	30,386	R$ 33,826
Additions other than through business combinations, property, plant and equipment	0	0	0
Acquisitions through business combinations, property, plant and equipment		0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0	0
Increase (decrease) through transfers, property, plant and equipment	0	0	0
Increase (decrease) through net exchange differences, property, plant and equipment	0	0	0
Gains (losses) on disposals of property, plant and equipment	0
Depreciation, property, plant and equipment	(3,440)	(3,440)	(3,440)
Other [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34,399	34,399	34,399
Other [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (10,893)	R$ (7,453)	R$ (4,013)